UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 13F-HR

                             FORM 13F-HR COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008
                                               --------------------------------

Check here if Amendment [ ]; Amendment Number:
                                              ---------------------------------

This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: North Sound Capital LLC

Address: 20 Horseneck Lane
         Greenwich, CT  06830

Form 13F File Number: 028-10178
                      ---------------------------------------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
                                                          ---------------------

Name: Andrew David

Title: General Counsel

Phone: 203-340-5700

Signature, Place, and Date of Signing:

 /s/ Andrew David         Greenwich, Connecticut               August 14, 2008
------------------        ----------------------              -----------------
   Andrew David               City, State                            Date

Report Type (Check only one.):

[ X ]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


                            FORM 13F-HR SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 0

Form 13F-HR Information Table Entry Total: 34 Items

Form 13F-HR Information Table Value Total: $525,139.03 (thousands)

List of Other Included Managers: Not Applicable

                                                                    M.V.   SHARE OR PRN SH/PRN  Investment Other    Voting
DESCRIPTION                      Id Cusip  TITLE OF CLASS         (*1000)    Quantity  PUT/CALL Discretion Managers Authority
-----------                      --------  --------------       ----------  ------------ ------ ---------- -------- ------------
AMERICAN TOWER CORP	         029912201   CL A	         39,462.73	934029	 sh	DEFINED	  N/A	    SHARED
APPLE COMPUTER INC	         037833100   COM	         14,638.44	 87425	 sh	DEFINED	  N/A	    SHARED
APPLE COMPUTER INC	         037833100   COM	            669.01	   898	 put	DEFINED	  N/A	    SHARED
ARCADIA RESOURCES INC	         039209101   COM	          5,261.28     9395147	 sh	DEFINED	  N/A	    SHARED
BALLY TECHNOLOGIES INC	         05874B107   COM	         15,695.88	464375	 sh	DEFINED	  N/A	    SHARED
BALLY TECHNOLOGIES INC	         05874B107   COM	            225.50	  2200	 call	DEFINED	  N/A	    SHARED
BALLY TECHNOLOGIES INC	         05874B107   COM	          1,299.20	  2030	 put	DEFINED	  N/A	    SHARED
BIOVAIL CORP	                 09067J109   COM	            560.91	 58125	 sh	DEFINED	  N/A	    SHARED
BLOCK H & R INC	                 093671105   COM	         28,069.67     1311667	 sh	DEFINED	  N/A	    SHARED
CATHAY GENERAL BANCORP	         149150104   COM	          3,941.40	362594	 sh	DEFINED	  N/A	    SHARED
CHESAPEAKE ENERGY CORP	         165167107   COM	          2,779.92	  6247	 call	DEFINED	  N/A	    SHARED
CHESAPEAKE ENERGY CORP	         165167107   COM	         11,116.83	168539	 sh	DEFINED	  N/A	    SHARED
ELECTRONIC ARTS INC	         285512109   COM	          7,283.63	163935	 sh	DEFINED	  N/A	    SHARED
FRANKLIN RESOURCES INC	         354613101   COM	         25,739.90	280850	 sh	DEFINED	  N/A	    SHARED
GOLDMAN SACHS GROUP INC	         38141G104   COM	         24,849.27	142077	 sh	DEFINED	  N/A	    SHARED
GOOGLE INC-CL A	                 38259P508   CL A	          5,016.78	  9530	 sh	DEFINED	  N/A	    SHARED
MASTERCARD INC-CLASS A	         57636Q104   CL A	         14,230.81	 53596	 sh	DEFINED	  N/A	    SHARED
NATIONAL COAL CORP	         632381208   COM NEW	          5,511.84	621402	 sh	DEFINED	  N/A	    SHARED
NETEASE.COM INC -ADR	         64110W102   SPONSORED ADR	 15,022.98	689444	 sh	DEFINED	  N/A	    SHARED
PETROLEO BRASILEIRO SA	         71654V408   SPONSORED ADR	 27,770.74	392076	 sh	DEFINED	  N/A	    SHARED
QUALCOMM INC	                 747525103   COM	          2,908.45	 65550	 sh	DEFINED	  N/A	    SHARED
RESEARCH IN MOTION LTD	         760975102   COM	         12,567.33	107505	 sh	DEFINED	  N/A	    SHARED
SBA COMMUNICATIONS CORP	         78388J106   COM	         40,105.02     1113719	 sh	DEFINED	  N/A	    SHARED
SCIENTIFIC GAMES CORP-A	         80874P109   CL A	         12,947.02	437104	 sh	DEFINED	  N/A	    SHARED
STATE STREET CORP	         857477103   COM	         20,496.64	320310	 sh	DEFINED	  N/A	    SHARED
TERRA INDUSTRIES INC	         880915103   COM	         12,870.23	260795	 sh	DEFINED	  N/A	    SHARED
TEXTRON INC	                 883203101   COM	         23,676.37	493978	 sh	DEFINED	  N/A	    SHARED
THERMO ELECTRON CORP	         883556102   COM	          7,310.05	131169	 sh	DEFINED	  N/A	    SHARED
TRANSMERIDIAN EXPLORATION INC	 89376N108   COM	          1,808.35     2870400	 sh	DEFINED	  N/A	    SHARED
UNITEDHEALTH GROUP INC	         91324P102   COM	         11,301.28	430525	 sh	DEFINED	  N/A	    SHARED
VISA INC-CLASS A SHARES	         92826C839   COM CLA	         42,649.86	524534	 sh	DEFINED	  N/A	    SHARED
WAL-MART STORES INC	         931142103   COM	         40,225.04	715748	 sh	DEFINED	  N/A	    SHARED
XTO ENERGY INC	                 98385X106   com	          2,311.39	  6247	 call	DEFINED	  N/A	    SHARED
XTO ENERGY INC	                 98385X106   com	            880.00	  2750	 put	DEFINED	  N/A	    SHARED
XTO ENERGY INC	                 98385X106   com	         39,723.19	579816	 sh	DEFINED	  N/A	    SHARED
ZALE CORP	                 988858106   COM	          4,906.68	259750	 sh	DEFINED	  N/A	    SHARED
-----------------------------------------------------------------------------------------------------------------------------------
